Note 19 - Other Non-current Liabilities (Details Textual) - USD ($)	Jan. 12, 2016	Oct. 15, 2011	Dec. 31, 2015
Stock Issued During Period, Shares, Transfer of Liabilities	1,355,816
Related Party Transaction, Shares Repurchase Right ,Percentage	60.00%
Outstanding Lease Termination Fee Non-Current			$ 0
Outstanding Lease Termination Fee, Current			$ 3,796,000
Family Trading [Member]
Lease Termination Fee, Assumed by Related Party	$ 3,796,000
Stock Issued During Period, Shares, Transfer of Liabilities	1,355,816
M/T Delos [Member]
Lease Termination Expenses		$ 5,750,000